Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of diluted per share
	Three Months Ended March 31,
	2023	2022
Net loss	$(79,306)	$(460,282)
Weighted average shares outstanding, basic and diluted	1,948,973	6,040,579
Basic and diluted net loss per ordinary share	$(0.04)	$(0.08)

	Years Ended December 31,
	2022	2021
Net loss	$(967,614)	$(599,127)
Weighted average shares outstanding, basic and diluted	4,636,222	6,111,000
Basic and diluted net loss per ordinary share	$(0.21)	$(0.10)

Schedule of ordinary shares reflected in the balance sheets
Ordinary shares subject to possible redemption as of January 1, 2022	$47,387,687
Less: Redemption of 633,792 shares	(6,529,259)
Less: Redemption of 1,025,281 shares	(10,742,905)
Less: Redemption of 2,375,991 shares	(25,180,851)
Add: Accretion of carrying value to redemption value	64,950
Add: Reclassification of temporary equity	1,055,394
Ordinary shares subject to possible redemption as of December 31, 2022	$6,055,016
Less: Redemption of 159,203 shares	(1,706,346)
Add: Reclassification of temporary equity	86,350
Ordinary shares subject to possible redemption as of March 31, 2023	$4,435,020

Ordinary shares subject to possible redemption as of January 1, 2021	$46,000,000
Add: Accretion of carrying value to redemption value	7,687
Add: Reclassification of temporary equity	1,380,000
Ordinary shares subject to possible redemption as of December 31, 2021	$47,387,687

Less: Redemption of 633,792 shares	(6,529,259)
Less: Redemption of 1,025,281 shares	(10,742,905)
Less: Redemption of 2,375,991 shares	(25,180,851)
Add: Accretion of carrying value to redemption value	64,950
Add: Reclassification of temporary equity	1,055,394
Ordinary shares subject to possible redemption as of December 31, 2022	$6,055,016

Nukkleus Inc.[Member]
Accounting Policies [Abstract]
Schedule of cash balances by geographic area
Country:	March 31, 2023		September 30, 2022
United States	$183,686	74.5%	$47,860	13.1%
United Kingdom	61,986	25.1%	315,989	86.8%
Lithuania	804	0.3%	—	—
Malta	174	0.1%	174	0.1%
Total cash	$246,650	100.0%	$364,023	100.0%

Country:	September 30, 2022		September 30, 2021
			(as restated)
United States	$47,860	13.1%	$327,443	81.1%
United Kingdom	315,989	86.8%	76,154	18.9%
Malta	174	0.1%	174	0.0%
Total cash	$364,023	100.0%	$403,771	100.0%

Schedule of assets and liabilities carried at fair value measured
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at March 31, 2023
Customer digital currency assets	$—	$393,045	$—	$393,045
Customer digital currency liabilities	$—	$393,045	$—	$393,045
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2022
Customer digital currency assets	$—	$248,214	$—	$248,214
Customer digital currency liabilities	$—	$248,214	$—	$248,214

	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2022
Customer digital currency assets	$—	$248,214	$—	$248,214
Customer digital currency liabilities	$—	$248,214	$—	$248,214
	Quoted Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2021
				(as restated)
Customer digital currency assets	$—	$1,168,349	$—	$1,168,349
Customer digital currency liabilities	$—	$1,168,349	$—	$1,168,349

Schedule of revenues are disaggregated by segment
Revenue Stream	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	833,944	289,017	1,410,332	618,032
Total revenues	$5,633,944	$5,089,017	$11,010,332	$10,218,032

Revenue Stream	Years Ended September 30,
	2022	2021
General support services	$19,200,000	$19,200,000
Financial services	2,313,474	86,964
Total revenues	$21,513,474	$19,286,964

Schedule of diluted per share
	Years Ended September 30,
	2022	2021
Stock options	5,850,000	1,000,000
Convertible preferred stock	—	1,250,000
Potentially dilutive securities	5,850,000	2,250,000

Schedule of diluted per share
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
Stock options	4,350,000	5,850,000	5,850,000	5,850,000
Potentially dilutive security	4,350,000	5,850,000	5,850,000	5,850,000